Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,258	$ 60	$ 14,332	$ (1,421)
Comprehensive income	2,258	60	14,332	(1,421)
Comprehensive income attributable to non-controlling interests	801		1,470
Comprehensive income attributable to SWK Holdings Corporation Stockholders	$ 1,457	$ 60	$ 12,862	$ (1,421)